Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document and Entity Information [Abstract]
Document Type	PRE 14A
Entity Registrant Name	ADVANCED ENERGY INDUSTRIES, INC
Entity Central Index Key	0000927003
Amendment Flag	false